Newbuildings (Details) (Newbuildings, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance	$ 248.7	$ 572.2
Additions	53.9	184.5
Capitalized interest and loan related costs	10.3	10.6
Re-classified as Drilling rigs	0	(518.6)
Closing balance	$ 312.9	$ 248.7